REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.   Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items, as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to total assets (as defined).  As of December 31, 2012 and 2011, the Bank met the conditions to be classified as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events since then that management believes have changed the Bank’s regulatory category.  As a savings and loan holding company regulated by the FRB, the Company is not currently subject to any separate regulatory capital requirements. The Dodd-Frank Act, however, requires the FRB to promulgate consolidated capital requirements for depository institution holding companies that are no less stringent, quantitatively in terms of components of capital, than those applicable to institutions themselves. There is a five-year transition period before the capital requirements will apply to savings and loan holding companies.

The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 were as follows:

December 31, 2012	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$103,547	11.08%	$37,382	4.00%	$46,727	5.00%
Tier I Risk-based Capital Ratio	103,547	20.20	20,504	4.00	30,757	6.00
Total Risk-based Capital Ratio	109,751	21.41	41,009	8.00	51,262	10.00
Tangible Equity Ratio	103,547	11.08	14,018	1.50	N/A	N/A

December 31, 2011	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$101,574	10.86%	$37,412	4.00%	$46,765	5.00%
Tier I Risk-based Capital Ratio	101,574	21.09	19,265	4.00	28,897	6.00
Total Risk-based Capital Ratio	106,997	22.21	38,540	8.00	48,175	10.00
Tangible Equity Ratio	101,574	10.86	14,030	1.50	N/A	N/A

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2012	2011
	(In Thousands)
Total capital per consolidated financial statements	$125,759	$130,517
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated (gains) losses on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	—
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Adjustments for total capital:
Allowance for loan and credit losses	6,204	5,423
Total capital per regulatory reporting	$109,751	$106,997